EMPLOYEE DEFINED CONTRIBUTION PLAN (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
EMPLOYEE DEFINED CONTRIBUTION PLAN
Amounts of employee benefits expensed	¥ 170,351	$ 26,107	¥ 182,927	¥ 185,395